Inventories	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories:

4.       Inventories:

The amounts shown in the consolidated balance sheets are analyzed as follows:

	December 31, 2017	December 31, 2018
Lubricants	$7,604	$12,071
Bunkers	11,741	15,365
Total	$19,345	$27,436